Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.2%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $6,857,790)	3,730,584	GBP	$3,639,057
Corporate Bonds– 27.9%
Banking – 2.7%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$9,780,000		9,997,127
Barclays PLC, 5.2000%, 5/12/26	246,000		233,840
BNP Paribas SA, 1.8750%, 12/14/27	7,600,000	GBP	6,549,259
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	4,022,000		3,705,084
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,247,822
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,316,023
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,702,649
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,276,089
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.8000%, 3.7500%, 3/18/28‡	3,950,000		3,550,579
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		2,727,204
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	6,304,973
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	5,510,000		3,402,274
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	6,953,000		6,320,387
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,100,668
			52,433,978
Brokerage – 0.5%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		5,694,052
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,380,712
			10,074,764
Capital Goods – 0.5%
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,641,268
Ball Corp, 2.8750%, 8/15/30	9,266,000		7,111,145
			8,752,413
Communications – 4.5%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		6,725,855
American Tower Corp, 3.8000%, 8/15/29	2,896,000		2,540,437
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	3,385,000		2,116,234
Cellnex Telecom SA, 1.8750%, 6/26/29	8,800,000	EUR	6,493,172
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,704,596
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,800,586
Crown Castle International Corp, 3.1000%, 11/15/29	2,801,000		2,353,949
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,442,287
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,482,139
Deutsche Telekom International Finance BV, 4.3750%, 6/21/28 (144A)	10,600,000		9,995,455
Netflix Inc, 5.8750%, 11/15/28	6,100,000		5,952,258
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,137,789
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	2,239,326
Netflix Inc, 4.8750%, 6/15/30 (144A)	962,000		879,112
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	3,807,559
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	4,665,690
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		1,932,255
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	5,208,000		4,429,821
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	962,475
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		880,761
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,481,198
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		7,998,220
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	3,653,594
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	1,841,649
Verizon Communications Inc, 2.6500%, 5/6/30	3,250,000	AUD	1,640,383
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	1,981,269
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,299,371
			87,437,440
Consumer Cyclical – 3.3%
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	4,409,107
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	6,600,000		5,984,603
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	7,341,000		5,932,823
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	743,653
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	1,482,000		1,387,758
GLP Capital LP / GLP Financing II Inc, 3.2500%, 1/15/32	7,169,000		5,389,088
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)#	8,000,000		6,240,000
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,228,210
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		1,812,107
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		7,666,828

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Service Corp International/US, 4.0000%, 5/15/31	$6,752,000		$5,429,891
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	324,213
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	5,603,269
Sodexo SA, 1.0000%, 4/27/29	5,300,000	EUR	4,232,075
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	2,682,553
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	707,000		619,233
			64,685,411
Consumer Non-Cyclical – 4.5%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,744,370
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,285,019
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	1,993,454
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	3,868,902
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,712,743
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,490,054
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,123,808
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,492,123
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,533,451
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,369,431
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	6,298,888
Elanco Animal Health Inc, 6.4000%, 8/28/28	2,460,000		2,171,663
HCA Inc, 5.0000%, 3/15/24	67,000		66,561
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,531,643
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,099,927
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,144,147
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,207,000		4,855,528
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		790,399
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,532,898
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	7,124,953
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		11,579,820
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,338,355
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		1,937,588
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,241,070
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,268,451
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,611,287
			87,206,533
Government Sponsored – 1.4%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	30,000,000	AUD	18,369,712
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,158,618
			26,528,330
Insurance – 2.8%
Allianz SE,
US Treasury Yield Curve Rate 5 Year + 2.1650%, 3.2000% (144A)‡,µ	13,600,000		8,776,768
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,343,405
Athene Global Funding, 2.6460%, 10/4/31 (144A)	5,510,000		4,144,982
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	1,718,046
AXA SA, SONIA Interest Rate Benchmark + 3.2700%, 5.6250%, 1/16/54‡	724,000	GBP	652,854
BUPA Finance PLC, 5.0000%, 12/8/26	8,200,000	GBP	8,047,391
BUPA Finance PLC, 4.1250%, 6/14/35	10,300,000	GBP	7,747,846
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	6,475,000	GBP	4,278,623
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,069,559
Centene Corp, 2.6250%, 8/1/31	7,558,000		5,696,263
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.2500%, 4.5000%, 11/1/50‡	920,000	GBP	786,583
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	2,517,164
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	2,769,278
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	604,977
			53,153,739
Real Estate Investment Trusts (REITs) – 0.2%
Digital Intrepid Holdings BV, 0.6250%, 7/15/31	4,710,000	EUR	3,078,542
Supranational – 1.2%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	6,386,470
European Investment Bank, 3.2500%, 1/29/24	17,000,000		16,758,045
			23,144,515
Technology – 6.3%
Alphabet Inc, 2.0500%, 8/15/50	5,947,000		3,494,536
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		4,856,040
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	2,000,000		2,008,056
Equinix Inc, 3.2000%, 11/18/29#	15,299,000		12,933,465
Experian Finance PLC, 2.1250%, 9/27/24	3,500,000	GBP	3,628,268
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,297,041
Fiserv Inc, 3.5000%, 7/1/29	2,190,000		1,905,386

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Technology– (continued)
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	$2,768,159
Gartner Inc, 3.7500%, 10/1/30 (144A)	$4,237,000		3,468,598
Microsoft Corp, 2.5250%, 6/1/50	20,000,000		13,066,864
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,749,856
MSCI Inc, 3.6250%, 9/1/30 (144A)	2,483,000		2,043,005
NVIDIA Corp, 0.5840%, 6/14/24	5,500,000		5,137,503
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,547,373
NVIDIA Corp, 1.5500%, 6/15/28	7,000,000		5,805,740
NVIDIA Corp, 2.0000%, 6/15/31	11,000,000		8,649,547
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,191,066
Oracle Corp, 3.6000%, 4/1/50	4,441,000		2,778,744
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,087,185
S&P Global Inc, 4.2500%, 5/1/29 (144A)	5,510,000		5,175,455
S&P Global Inc, 2.9000%, 3/1/32 (144A)	3,670,000		3,061,847
salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,134,448
salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,324,730
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,004,228
VMware Inc, 1.4000%, 8/15/26	2,245,000		1,919,967
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,327,978
VMware Inc, 4.7000%, 5/15/30	7,315,000		6,580,545
Workday Inc, 3.8000%, 4/1/32	4,950,000		4,296,510
			121,242,140
Total Corporate Bonds (cost $683,364,558)			537,737,805
Foreign Government Bonds– 48.6%
Australia Government Bond, 2.7500%, 4/21/24	53,129,000	AUD	33,679,219
Australia Government Bond, 0.2500%, 11/21/24	105,000,000	AUD	62,740,245
Australia Government Bond, 0.2500%, 11/21/25	55,500,000	AUD	31,999,925
Australia Government Bond, 0.5000%, 9/21/26	32,870,000	AUD	18,589,727
Australia Government Bond, 3.2500%, 4/21/29	97,000,000	AUD	60,165,050
Australia Government Bond, 1.0000%, 11/21/31	80,000,000	AUD	39,873,353
Australia Government Bond, 2.7500%, 5/21/41	35,145,000	AUD	18,447,473
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	4,854,974
Canadian Government Bond, 1.0000%, 9/1/26	55,000,000	CAD	36,259,582
Canadian Government Bond, 1.5000%, 6/1/31	100,000,000	CAD	63,103,823
Federal Republic of Germany Bond, 0%, 10/9/26	82,000,000	EUR	74,526,503
Federal Republic of Germany Bond, 0%, 2/15/31	30,000,000	EUR	24,844,049
Federal Republic of Germany Bond, 0%, 2/15/32	50,000,000	EUR	40,384,318
French Republic Government Bond OAT, 0%, 5/25/32	95,000,000	EUR	72,205,809
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	17,225,313
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	540,000,000	SEK	45,966,137
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31 (144A)	400,000,000	SEK	30,205,569
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32 (144A)	47,380,000	EUR	38,682,687
New Zealand Government Bond, 2.7500%, 4/15/25	33,000,000	NZD	17,813,351
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	29,369,165
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	10,393,090
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	14,805,077
Swiss Confederation Government Bond, 0.5000%, 5/27/30	47,000,000	CHF	45,565,178
Swiss Confederation Government Bond, 0.5000%, 6/27/32	40,000,000	CHF	37,863,153
Swiss Confederation Government Bond, 0%, 6/26/34	22,000,000	CHF	19,414,861
United Kingdom Gilt, 1.2500%, 7/22/27	50,000,000	GBP	48,273,649
Total Foreign Government Bonds (cost $1,169,205,485)			937,251,280
United States Treasury Notes/Bonds– 17.1%
1.2500%, 11/30/26	48,000,000		42,714,375
1.5000%, 1/31/27	38,000,000		34,063,438
2.5000%, 3/31/27	78,000,000		72,862,968
2.7500%, 4/30/27	46,700,000		44,071,301
2.7500%, 7/31/27	12,000,000		11,299,687
3.2500%, 6/30/29	22,860,000		21,850,052
2.8750%, 5/15/32	67,118,500		62,053,151
2.8750%, 5/15/52	49,356,100		41,389,717
Total United States Treasury Notes/Bonds (cost $355,627,920)			330,304,689
Investment Companies– 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $22,064,211)	22,062,904		22,065,111
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	423,638		423,638

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 3.0600%, 10/3/22	$105,910	$105,910
Total Investments Purchased with Cash Collateral from Securities Lending (cost $529,548)		529,548
Total Investments (total cost $2,237,649,512) – 94.9%		1,831,527,490
Cash, Receivables and Other Assets, net of Liabilities – 5.1%		99,021,146
Net Assets – 100%		$1,930,548,636

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$642,340,469	35.1%
Australia	270,349,966	14.8
Germany	187,537,562	10.2
United Kingdom	167,383,666	9.1
Switzerland	109,968,145	6.0
Canada	99,363,405	5.4
France	98,040,728	5.4
Sweden	76,171,706	4.2
New Zealand	72,380,683	3.9
Netherlands	45,779,740	2.5
Supranational	23,144,515	1.3
Japan	17,225,313	0.9
Spain	8,609,406	0.5
Bermuda	8,202,797	0.4
Belgium	5,029,389	0.3

Total	$1,831,527,490	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$526,749	$4,608	$(3,362)	$22,065,111
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	4,415∆	-	-	423,638
Total Affiliated Investments - 1.1%	$531,164	$4,608	$(3,362)	$22,488,749

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	64,594,507	446,933,038	(489,463,680)	22,065,111
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	4,308,311	18,566,881	(22,451,554)	423,638

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/19/22	61,967,032	$(43,006,674)	$(3,370,829)
Australian Dollar	10/19/22	(235,384,779)	160,265,500	9,706,821
Australian Dollar	11/16/22	19,527,311	(13,624,961)	(1,129,391)
Australian Dollar	11/16/22	(192,069,783)	136,256,648	13,350,762
Australian Dollar	12/14/22	186,090	(123,999)	(4,843)
Australian Dollar	12/14/22	(175,200,008)	118,577,056	6,392,810
British Pound	10/19/22	26,984,023	(32,675,207)	(2,542,970)
British Pound	10/19/22	(82,727,932)	98,622,919	6,243,150
British Pound	11/16/22	64,587,272	(76,304,684)	(4,159,264)
British Pound	11/16/22	(63,566,154)	77,764,365	6,759,558
British Pound	12/14/22	203,875	(219,621)	8,186
British Pound	12/14/22	9,057,946	(10,288,903)	(167,705)
British Pound	12/14/22	(81,404,440)	94,087,304	3,127,338
Canadian Dollar	10/19/22	(48,803,368)	37,482,071	2,149,358
Canadian Dollar	11/16/22	275,000	(210,137)	(11,033)
Canadian Dollar	11/16/22	(48,053,368)	37,626,232	2,834,953
Canadian Dollar	12/14/22	(48,803,368)	37,080,625	1,734,155
Euro	10/19/22	78,471,225	(79,607,143)	(2,623,332)
Euro	10/19/22	(197,428,481)	200,673,423	6,987,176
Euro	11/16/22	22,666,214	(22,954,979)	(672,311)
Euro	11/16/22	(140,164,453)	144,488,492	6,695,817
Euro	12/14/22	731,723	(712,396)	8,766
Euro	12/14/22	53,705,407	(53,416,634)	(486,444)
Euro	12/14/22	(119,027,112)	119,504,839	2,195,835
Euro	12/14/22	(64,048)	62,486	(637)
Japanese Yen	11/16/22	(2,499,947,259)	18,356,617	999,086
New Zealand Dollar	10/19/22	(47,957,960)	29,330,036	2,501,859
New Zealand Dollar	11/16/22	(47,560,381)	30,535,922	3,926,503
New Zealand Dollar	12/14/22	(47,957,960)	28,835,600	1,998,065
Swedish Krona	10/19/22	(250,511,475)	23,775,939	1,172,362
Swedish Krona	11/16/22	(257,839,168)	25,807,066	2,505,287
Swedish Krona	12/14/22	(352,182,908)	33,010,938	1,107,263
Swiss Franc	10/19/22	(26,790,584)	27,419,637	220,324
Swiss Franc	11/16/22	(51,854,361)	55,558,962	2,759,623
Swiss Franc	12/14/22	(26,660,584)	27,906,912	668,619
Total				$70,884,917

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	4,011	12/30/22	$449,482,688	$(23,031,916)
10-Year Australian Bond	463	12/15/22	34,676,883	(735,687)
5 Year US Treasury Note	934	1/5/23	100,412,297	(3,670,328)
Ultra 10-Year Treasury Note	1,100	12/30/22	130,332,813	(7,916,080)
US Treasury Long Bond	495	12/30/22	62,571,094	(4,931,113)
Total				$(40,285,124)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly	6/20/27	(23,000,000)	EUR	$(178,956)	$966,825	$787,869

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Credit default swaps:
Average notional amount - buy protection	$ 23,000,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	285,152,842
Average amounts sold - in USD	1,571,954,040
Futures contracts:
Average notional amount of contracts - long	844,906,183

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SONIA	Sterling Overnight Interbank Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $180,709,453, which represents 9.4% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,639,057	$-
Corporate Bonds	-	537,737,805	-
Foreign Government Bonds	-	937,251,280	-
United States Treasury Notes/Bonds	-	330,304,689	-
Investment Companies	-	22,065,111	-
Investments Purchased with Cash Collateral from Securities Lending	-	529,548	-
Total Investments in Securities	$-	$1,831,527,490	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	86,053,676	-
Centrally Cleared Swaps	-	966,825	-
Total Assets	$-	$1,918,547,991	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$15,168,759	$-
Futures Contracts	40,285,124	-	-
Total Liabilities	$40,285,124	$15,168,759	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70258 11-22